MITOCAREX TRANSACTION (Details Narrative) $ / shares in Units, € in Thousands				3 Months Ended	6 Months Ended	12 Months Ended
	Feb. 25, 2025 USD ($) shares	Dec. 22, 2024 USD ($)	Apr. 05, 2023	Jun. 30, 2025 USD ($) $ / shares	Jun. 30, 2025 USD ($) $ / shares	Dec. 31, 2024 USD ($) $ / shares	Jun. 30, 2025 EUR (€)	May 22, 2025 USD ($)	May 12, 2025	May 06, 2025 USD ($)	May 06, 2025 EUR (€)	Mar. 12, 2025 USD ($)	Feb. 25, 2025 ₪ / shares	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 $ / shares
Interest rate percentage						18.00%			8.00%					18.00%
Short term loan						$ 234,000
Interest expense						$ 16
Debt interest rate				16.80%	16.80%		16.80%		18.00%
Common stock, par value | $ / shares				$ 0.0001	$ 0.0001	$ 0.0001									$ 0.0001
Sale of stock issued rate			19.99%
Ownership percentage			16.66%
Loans payable				$ 1,216,000	$ 1,216,000	$ 365,000	€ 1,129							€ 353
First Loan [Member]
Debt interest rate				18.00%	18.00%		18.00%
Loans payable				$ 238,000	$ 238,000
Second Loan [Member]
Debt interest rate				18.00%	18.00%		18.00%
Loans payable				$ 229,000	$ 229,000
Third Loan [Member]
Debt interest rate				18.00%	18.00%		18.00%
Loans payable				$ 237,000	$ 237,000
First Loan, Second Loan and Third Loan [Member]
Interest expense				23,000	30,000
MitoCareX [Member]
Debt face amount								$ 250,000				$ 250,000
Alon [Member] | Maximum [Member]
Maximum amount payable	$ 1,600,000
Ciro [Member] | Maximum [Member]
Maximum amount payable	1,600,000
SciSparc [Member] | Maximum [Member]
Maximum amount payable	$ 1,600,000
Mito Agreement [Member]
Subsidiary, ownership percentage, parent	25.00%
Loan Agreement [Member]
Debt face amount				$ 1,457,000	$ 1,457,000	1,173,000	€ 1,236			$ 177,000	€ 150			€ 1,133
Debt interest rate										7.00%	7.00%
Loans payable										$ 571,000	€ 500
Loan Agreement [Member] | Mito Care X Bio Ltd [Member]
Proceeds from Loans		$ 250,000
Exchange rate		3.00%
First Loan [Member] | MitoCareX [Member]
Debt face amount						$ 250,000
Debt interest rate						3.00%								3.00%
Mito Agreement [Member]
Common stock, par value | ₪ / shares													₪ 0.01
Sale of stock issued | shares	6,622
Cash payment	$ 700,000
Grant of restricted stock	5.00%
Mito Agreement [Member] | MitoCareX [Member]
Initial investments	$ 1,000,000
Mito Agreement [Member] | Alon [Member]
Sale of stock issued | shares	11,166
Sale of stock issued rate	100.00%
Ownership percentage	30.00%
Mito Agreement [Member] | Ciro [Member]
Sale of stock issued | shares	5,584
Sale of stock issued rate	100.00%
Ownership percentage	30.00%
Mito Agreement [Member] | SciSparc [Member]
Sale of stock issued | shares	12,066
Sale of stock issued rate	100.00%
Ownership percentage	30.00%